Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Provision (benefit) for income taxes	$ 0	$ 523	$ 0	$ 1,422	$ 1,310	$ 555	$ (6,647)